Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000051889 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000051889 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051889 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051889 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051889 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051889 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000051889 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051889 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051889 | Saudi Arabian Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051889 | Etihad Etisalat
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000051889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000051889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000051889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051889 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051889 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184321 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000184321 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000184321 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184321 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184321 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000184321 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184321 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184321 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184321 | Saudi Arabian Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184321 | Etihad Etisalat
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184321 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000184321 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000184321 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000184321 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000184321 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000184321 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184321 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184321 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000184321 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225812 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000225812 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225812 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225812 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225812 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225812 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225812 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225812 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225812 | Saudi Arabian Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225812 | Etihad Etisalat
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000225812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000225812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000225812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225812 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225812 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225812 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%